Goodwill (Tables)	12 Months Ended
Jun. 30, 2026
Schedule Of Changes In Goodwill
Schedule of changes in goodwill
	2026 USD	2025 USD
Balance at 1 July	–	–
Acquired through business combinations	237,624,573	–
Impairment losses	–	–
Net exchange differences	(8,633,993)	–
Balance at 30 June	228,990,580	–

Schedule of cash-generating units in goodwill

Goodwill is allocated to the cash-generating units expected to benefit from the synergies of the combinations, which correspond to the operating segments at Note 6.

	2026 USD		2025 USD
VIS group		51,843,343		–
Vega		82,609,428		–
Connect Simple		94,537,809		–
	228,990,580		–